CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CHANGE IN EQUITY
Issuance of ordinary shares to Alibaba Group, offering costs	$ 458